PROPERTY, PLANT AND EQUIPMENT - Summary of Property, Plant and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 1,296,572
Balance at end of period	1,187,390	$ 1,296,572
Future development costs	832,000	950,000
Salvage costs	46,600	46,000
Construction in progress	39,700
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	2,117,434	2,696,923
Additions	125,431	70,822
Acquisition		29,735
Transfer from exploration and evaluation assets	336	29,846
Joint venture wells		6,687
Disposals	(298,102)	(716,579)
Balance at end of period	1,945,099	2,117,434
Accumulated depletion, depreciation and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(820,862)	(1,222,074)
Charge for the year	120,652	136,518
Disposals	(196,955)	(273,730)
Impairment (reversal)	13,150	(264,000)
Balance at end of period	(757,709)	(820,862)
Oil and Natural Gas Properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,228,298
Balance at end of period	1,109,129	1,228,298
Oil and Natural Gas Properties | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	2,034,954	2,565,698
Additions	111,485	61,002
Acquisition		29,735
Transfer from exploration and evaluation assets	336	29,846
Joint venture wells		6,687
Disposals	(298,102)	(658,014)
Balance at end of period	1,848,673	2,034,954
Oil and Natural Gas Properties | Accumulated depletion, depreciation and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(806,656)	(1,211,214)
Charge for the year	116,693	131,468
Disposals	(196,955)	(272,026)
Impairment (reversal)	13,150	(264,000)
Balance at end of period	(739,544)	(806,656)
Operated Facilities
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	54,073
Balance at end of period	65,009	54,073
Operated Facilities | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	56,060	105,035
Additions	12,058	9,590
Acquisition		0
Transfer from exploration and evaluation assets	0	0
Joint venture wells		0
Disposals	0	(58,565)
Balance at end of period	68,118	56,060
Operated Facilities | Accumulated depletion, depreciation and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(1,987)	(1,829)
Charge for the year	1,122	1,862
Disposals	0	(1,704)
Impairment (reversal)	0	0
Balance at end of period	(3,109)	(1,987)
Office Furniture and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	14,201
Balance at end of period	13,252	14,201
Office Furniture and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	26,420	26,190
Additions	1,888	230
Acquisition		0
Transfer from exploration and evaluation assets	0	0
Joint venture wells		0
Disposals	0	0
Balance at end of period	28,308	26,420
Office Furniture and Equipment | Accumulated depletion, depreciation and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(12,219)	(9,031)
Charge for the year	2,837	3,188
Disposals	0	0
Impairment (reversal)	0	0
Balance at end of period	$ (15,056)	$ (12,219)